Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	May 01, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026
Defiance Leveraged Long + Income MSTR ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,030	$ 10,430	$ 9,668	$ 6,542	$ 5,896	$ 4,063	$ 1,715	$ 1,320	$ 1,224	$ 886	$ 795
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,563	$ 11,100	$ 11,349	$ 11,579	$ 12,002	$ 12,283	$ 12,313	$ 12,320	$ 12,499	$ 12,404	$ 11,786